Trade and other payables (Details) - ARS ($) $ in Thousands		Jun. 30, 2018	Jun. 30, 2017
Trade and other payables [abstract]
Admission rights		$ 589,141	$ 468,323
Rent and service payments received in advance		505,883	380,352
Accrued invoices		340,480	162,980
Trade payables		168,900	133,459
Payments received in advance		77,667	22,115
Tenant deposits		46,690	29,187
Total trade payables		1,728,761	1,196,416
VAT payables		201,279	55,194
Others	[1]	102,119	62,911
Withholdings payable		50,793	56,857
Tax payment plans		47,981	16,503
Dividends available to minority shareholders		36,525	125
Other tax payables		21,980	12,367
Other income to be accrued		6,431	6,925
Total other payables		467,108	210,882
Related parties (Note 29)		158,591	104,282
Total trade and other payables		$ 2,354,460	$ 1,511,580

[1]	As of June 30, 2017 includes the Capitalization plan - Ps. 49,525.